UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ________________ to ________________

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period April 1, 2015 to June 30, 2015

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to ________________

Date of Report (Date of earliest event reported):
October 29, 2015

FIVE OAKS ACQUISITION CORP.

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	0001645958 (Central Index Key Number of securitizer)

Darren Comisso, 212-257-5070 (Name and telephone number of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02.	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

There is no activity to report for the previous calendar quarter reporting period pursuant to Rule 15Ga-1(c)(2)(i).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FIVE OAKS ACQUISITION CORP.
(Securitizer)

By: /s/ Darren Comisso

Darren Comisso
Chief Financial Officer, Secretary and Treasurer

Date: October 29, 2015